As filed with the Securities and Exchange Commission on November 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.0%
Hexcel Corporation (a)	489,150	$5,595,876

Air Freight & Logistics - 2.1%
Forward Air Corporation	227,450	5,265,468
UTI Worldwide, Inc. (b)	417,800	6,049,744
		11,315,212
Auto Components - 1.1%
LKQ Corporation (a)	331,050	6,137,667

Biotechnology - 0.9%
Charles River Laboratories International, Inc. (a)	133,900	4,951,622

Capital Markets - 2.6%
Lazard Ltd. - Class A (b)	154,500	6,382,395
Raymond James Financial, Inc.	339,600	7,905,888
		14,288,283
Chemicals - 1.9%
A. Schulman, Inc.	217,450	4,333,779
Calgon Carbon Corporation (a)	401,650	5,956,469
		10,290,248
Commercial Banks - 6.2%
CapitalSource Inc.	466,650	2,025,261
First Horizon National Corporation	510,112	6,748,786
Glacier Bancorp, Inc.	297,930	4,451,074
PrivateBancorp, Inc.	229,000	5,601,340
Prosperity Bancshares, Inc.	160,850	5,595,972
Synovus Financial Corp.	1,109,700	4,161,375
Texas Capital Bancshares, Inc. (a)	317,050	5,339,122
		33,922,930
Commercial Services & Supplies - 3.6%
Administaff, Inc.	120,550	3,166,848
Coinstar, Inc. (a)	135,850	4,480,333
Copart, Inc. (a)	148,200	4,921,722
Resources Connection, Inc. (a)	102,900	1,755,474
Waste Connections, Inc. (a)	182,450	5,265,507
		19,589,884
Communications Equipment - 0.8%
Arris Group Inc. (a)	314,700	4,094,247

Computers & Peripherals - 2.5%
Brocade Communications Systems, Inc. (a)	750,400	5,898,144
Electronics for Imaging, Inc. (a)	48,720	549,074
Netezza Corporation (a)	624,250	7,016,570
		13,463,788
Consumer Finance - 2.1%
Cash America International, Inc.	219,900	6,632,184
First Cash Financial Services, Inc. (a)	291,601	4,995,125
		11,627,309
Containers & Packaging - 2.0%
Packaging Corp of America	279,500	5,701,800
Silgan Holdings Inc.	101,600	5,357,368
		11,059,168
Distributors - 1.3%
WESCO International, Inc. (a)	246,500	7,099,200

Diversified Consumer Services - 2.9%
Capella Education Company (a)	69,600	4,686,864
Grand Canyon Education, Inc. (a)	300,700	5,361,481
K12 Inc. (a)	346,490	5,710,155
		15,758,500
Diversified Manufacturing - 0.7%
Raven Industries, Inc.	146,550	3,917,282

Electrical Equipment - 1.1%
Baldor Electric Company	224,100	6,126,894

Electronic Equipment & Instruments - 4.1%
Itron, Inc. (a)	84,950	5,448,693
National Instruments Corporation	246,650	6,814,939
Rofin-Sinar Technologies, Inc. (a)	224,450	5,153,372
Trimble Navigation Limited (a)	204,150	4,881,227
		22,298,231
Energy Equipment & Services - 3.4%
Core Laboratories N.V. (b)	60,700	6,257,563
Dril-Quip, Inc. (a)	142,550	7,076,182
Willbros Group, Inc. (a)	320,150	4,875,884
		18,209,629
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	427,600	6,910,016

Health Care Equipment & Supplies - 5.8%
American Medical Systems Holdings, Inc. (a)	340,800	5,766,336
Conceptus Inc. (a)	471,600	8,743,464
Haemonetics Corporation (a)	107,200	6,016,064
Meridian Bioscience, Inc.	275,225	6,883,377
NuVasive, Inc. (a)	101,800	4,251,168
		31,660,409
Health Care Providers & Services - 4.2%
MWI Veterinary Supply, Inc. (a)	211,750	8,459,412
PAREXEL International Corporation (a)	493,650	6,708,704
PSS World Medical, Inc. (a)	339,400	7,409,102
		22,577,218
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	289,650	4,341,853
Jack in the Box Inc. (a)	208,000	4,261,920
		8,603,773
Household Durables - 3.5%
Jarden Corporation	317,100	8,900,997
Tempur-Pedic International Inc.	542,250	10,270,215
		19,171,212
Insurance - 1.0%
Argo Group International Holdings, Ltd. (a) (b)	156,201	5,260,850

Internet Software & Services - 0.7%
MercadoLibre Inc. (a)	101,450	3,901,767

IT Services - 1.0%
ManTech International Corporation - Class A (a)	115,850	5,463,486

Life Science Tools & Services - 1.0%
Techne Corporation	84,250	5,269,838

Machinery - 3.6%
CIRCOR International, Inc.	119,500	3,377,070
CLARCOR Inc.	110,000	3,449,600
Franklin Electric Co., Inc.	155,000	4,443,850
Kaydon Corporation	165,650	5,370,373
Mueller Water Products, Inc. - Class A	571,300	3,130,724
		19,771,617
Marine - 1.0%
Kirby Corporation (a)	153,700	5,659,234

Media - 0.3%
Harte-Hanks, Inc.	137,850	1,906,466

Metals & Mining - 1.2%
Carpenter Technology Corporation	271,150	6,342,198

Oil & Gas Drilling - 1.2%
Atwood Oceanics, Inc. (a)	185,750	6,551,402

Oil & Gas Exploration & Production Companies - 3.7%
Carrizo Oil & Gas, Inc. (a)	239,200	5,858,008
Concho Resources Inc. (a)	200,800	7,293,056
EXCO Resources, Inc. (a)	374,500	6,999,405
		20,150,469
Pharmaceuticals - 1.0%
Endo Pharmaceuticals Holdings Inc. (a)	236,350	5,348,601

Road & Rail - 1.1%
Landstar System, Inc.	150,050	5,710,903

Semiconductor & Semiconductor Equipment - 3.1%
FormFactor Inc. (a)	275,100	6,580,392
Intersil Corporation - Class A	400,150	6,126,296
National Semiconductor Corporation	275,550	3,932,099
		16,638,787
Software - 9.3%
ANSYS, Inc. (a)	146,265	5,480,550
F5 Networks, Inc. (a)	166,750	6,608,302
MedAssets Inc. (a)	234,300	5,288,151
MicroStrategy Incorporated - Class A (a)	87,850	6,284,789
Nuance Communications, Inc. (a)	447,800	6,699,088
Omniture, Inc. (a)	346,750	7,434,320
Sybase, Inc. (a)	127,050	4,942,245
TIBCO Software Inc. (a)	807,450	7,662,701
		50,400,146
Specialty Retail - 6.5%
DSW Inc. - Class A (a)	426,150	6,805,615
Foot Locker, Inc.	571,900	6,834,205
Hibbett Sports Inc. (a)	271,450	4,948,533
Signet Jewelers Ltd. (b)	179,200	4,718,336
Tractor Supply Company (a)	121,938	5,904,238
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	355,850	5,875,084
		35,086,011
Textiles, Apparel & Luxury Goods - 3.1%
Phillips-Van Heusen Corporation	200,050	8,560,140
The Warnaco Group, Inc. (a)	185,800	8,149,188
		16,709,328
Wireless Telecommunication Services - 1.1%
SBA Communications Corporation - Class A (a)	218,792	5,913,948

TOTAL COMMON STOCKS
(Cost $474,751,791)		524,753,649

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
Dreyfus Government Cash Management Fund - Institutional Shares	5,024,209	5,024,209
Federated Government Obligations Fund - Institutional Shares	13,946,371	13,946,371

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,970,580)		18,970,580

Total Investments - 100.1%
(Cost $493,722,371)		543,724,229

Liabilities in Excess of Other Assets - (0.1)%		(549,407)

TOTAL NET ASSETS - 100.0%		$543,174,822

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$493,722,371
Gross unrealized appreciation	$78,666,185
Gross unrealized depreciation	(28,664,327)
Net unrealized appreciation	$50,001,858

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
September 30, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 91.4%
Aerospace & Defense - 3.5%
Raytheon Company		15,000	$719,550
Rockwell Collins, Inc.		18,000	914,400
			1,633,950
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.		6,000	346,500

Beverages - 5.9%
The Coca-Cola Company		14,000	751,800
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		15,000	570,750
Molson Coors Brewing Company - Class B		13,000	632,840
PepsiCo, Inc.		13,000	762,580
			2,717,970
Biotechnology - 0.9%
Gilead Sciences, Inc. (a)		8,500	395,930

Capital Markets - 1.7%
Lazard Ltd. - Class A (b)		8,900	367,659
Northern Trust Corporation		7,000	407,120
			774,779
Chemicals - 6.2%
Air Products and Chemicals, Inc.		9,000	698,220
Calgon Carbon Corporation (a)		15,000	222,450
E. I. du Pont de Nemours & Company		25,000	803,500
FMC Corporation		14,600	821,250
Monsanto Company		4,300	332,820
			2,878,240
Commercial Banks - 8.0%
Bank of America Corporation		48,000	812,160
Cullen/Frost Bankers, Inc.		28,000	1,445,920
Glacier Bancorp, Inc.		19,200	286,848
Wells Fargo & Company		40,000	1,127,200
			3,672,128
Commercial Services & Supplies - 1.4%
Waste Management, Inc.		22,000	656,040

Communications Equipment - 3.2%
Cisco Systems, Inc. (a)		34,000	800,360
Nokia Corporation - ADR (b)		19,600	286,552
Research In Motion Limited (a) (b)		6,000	405,300
			1,492,212
Computers & Peripherals - 5.3%
Apple Inc. (a)		3,300	611,721
EMC Corporation (a)		50,000	852,000
International Business Machines Corporation		8,000	956,880
			2,420,601
Construction & Engineering - 0.7%
Foster Wheeler AG (a) (b)		10,500	335,055

Construction Materials - 0.9%
Eagle Materials, Inc.		6,900	197,202
Martin Marietta Materials, Inc.		2,500	230,175
			427,377
Containers & Packaging - 0.8%
Ball Corporation		7,200	354,240

Diversified Telecommunication Services - 1.2%
AT&T Inc.		20,000	540,200

Electrical Equipment - 1.2%
Emerson Electric Co.		13,300	533,064

Electronic Equipment & Instruments - 2.1%
Itron, Inc. (a)		4,000	256,560
National Instruments Corporation		17,000	469,710
Trimble Navigation Limited (a)		10,000	239,100
			965,370
Food & Staples Retailing - 2.2%
CVS Caremark Corporation		13,000	464,620
Walgreen Company		15,000	562,050
			1,026,670
Health Care Equipment & Supplies - 6.8%
Alcon, Inc. (b)		4,800	665,616
DENTSPLY International Inc.		17,000	587,180
Haemonetics Corporation (a)		10,000	561,200
ResMed Inc. (a)		10,000	452,000
Thermo Fisher Scientific, Inc. (a)		20,000	873,400
			3,139,396
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)		4,600	356,868

Household Durables - 1.8%
Jarden Corporation		30,000	842,100

Household Products - 3.1%
Energizer Holdings, Inc. (a)		5,800	384,772
Kimberly-Clark Corporation		8,000	471,840
The Procter & Gamble Company		10,000	579,200
			1,435,812
Industrial Conglomerates - 0.6%
General Electric Company		17,000	279,140

Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)		19,000	373,920
Google Inc. - Class A (a)		750	371,887
			745,807
Machinery - 1.8%
Danaher Corporation		12,000	807,840

Marine - 1.4%
Kirby Corporation (a)		18,000	662,760

Media - 0.9%
Time Warner Inc.		14,000	402,920

Metals & Mining - 2.3%
Newmont Mining Corporation		13,000	572,260
Peabody Energy Corporation		13,100	487,582
			1,059,842
Oil & Gas Exploration & Production Companies - 8.8%
Cabot Oil & Gas Corporation		15,300	546,975
ConocoPhillips		5,000	225,800
Devon Energy Corporation		5,000	336,650
EnCana Corporation (b)		7,200	414,792
EOG Resources, Inc.		7,000	584,570
Exxon Mobil Corporation		10,000	686,100
Noble Energy, Inc.		10,000	659,600
XTO Energy, Inc.		15,000	619,800
			4,074,287
Pharmaceuticals - 2.6%
Abbott Laboratories		15,000	742,050
Pfizer Inc.		26,800	443,540
			1,185,590
Road & Rail - 1.3%
Burlington Northern Santa Fe Corporation		7,300	582,759

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corporation		22,000	430,540
Texas Instruments, Incorporated		18,000	426,420
			856,960
Software - 4.3%
Microsoft Corporation		16,300	422,007
Nuance Communications, Inc. (a)		35,000	523,600
Oracle Corporation		50,000	1,042,000
			1,987,607
Specialty Retail - 4.7%
PetSmart, Inc.		30,000	652,500
Tiffany & Co.		18,000	693,540
Tractor Supply Company (a)		17,000	823,140
			2,169,180
Textiles, Apparel & Luxury Goods - 0.7%
VF Corporation		4,500	325,935

TOTAL COMMON STOCKS
(Cost $35,645,059)			42,085,129

SHORT-TERM INVESTMENTS - 8.4%
Money Market Funds - 8.4%

The AIM STIT - Treasury Portfolio - Institutional Shares		538,097	538,097
Dreyfus Government Cash Management Fund - Institutional Shares		1,063,512	1,063,512
Federated Government Obligations Fund - Institutional Shares		1,335,472	1,335,472
Federated Treasury Obligations Fund - Institutional Shares		921,486	921,486

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,858,567)			3,858,567

Total Investments - 99.8%
(Cost $39,503,626)			45,943,696

Other Assets in Excess of Liabilities - 0.2%			100,422

TOTAL NET ASSETS - 100.0%			$46,044,118

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$39,503,626
Gross unrealized appreciation	$8,325,018
Gross unrealized depreciation	(1,884,948)
Net unrealized appreciation	$6,440,070

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM Balanced Fund
Schedule of Investments
September 30, 2009 (Unaudited)
		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 69.6%
Aerospace & Defense - 2.0%
General Dynamics Corporation		1,700	$109,820
Raytheon Company		3,132	150,242
			260,062
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B		1,600	90,352

Asset Management - 1.0%
Bank of New York Mellon Corporation		4,470	129,585

Beverages - 2.3%
The Coca-Cola Company		2,900	155,730
PepsiCo, Inc.		2,400	140,784
			296,514
Biotechnology - 2.0%
Charles River Laboratories International, Inc. (a)		3,100	114,638
Gilead Sciences, Inc. (a)		3,100	144,398
			259,036
Capital Markets - 1.6%
Lazard Ltd. - Class A (b)		4,800	198,288

Chemicals - 3.1%
Air Products and Chemicals, Inc.		1,300	100,854
E.I. du Pont de Nemours & Company		2,300	73,922
FMC Corporation		2,400	135,000
Monsanto Company		1,000	77,400
			387,176
Commercial Banks - 4.3%
Bank of America Corporation		11,800	199,656
Cullen/Frost Bankers, Inc.		2,800	144,592
Wells Fargo & Company		7,000	197,260
			541,508
Commercial Services & Supplies - 1.4%
ITT Educational Services, Inc. (a)		800	88,328
Waste Management, Inc.		3,200	95,424
			183,752
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)		5,700	134,178
Harris Corporation		2,600	97,760
			231,938
Computers & Peripherals - 4.3%
Apple Inc. (a)		1,200	222,444
EMC Corporation (a)		8,600	146,544
International Business Machines Corporation		1,500	179,415
			548,403
Containers & Packaging - 0.8%
Ball Corporation		2,000	98,400

Diversified Financial Services - 1.7%
JPMorgan Chase & Co.		4,900	214,718

Diversified Telecommunication Services - 1.0%
AT&T Inc.		4,500	121,545

Electrical Equipment - 1.0%
Emerson Electric Co.		3,300	132,264

Electronic Equipment & Instruments - 1.1%
National Instruments Corporation		5,000	138,150

Energy Equipment & Services - 1.2%
Schlumberger Limited (b)		2,500	149,000

Food & Staples Retailing - 3.3%
CVS Caremark Corporation		3,300	117,942
Walgreen Company		4,300	161,121
Wal-Mart Stores, Inc.		2,900	142,361
			421,424
Health Care Equipment & Supplies - 2.5%
Alcon, Inc. (b)		1,300	180,271
Thermo Fisher Scientific, Inc. (a)		3,100	135,377
			315,648
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)		2,000	155,160

Household Products - 2.9%
Colgate-Palmolive Company		2,000	152,560
Kimberly-Clark Corporation		1,700	100,266
The Procter & Gamble Company		2,100	121,632
			374,458
Industrial Conglomerates - 1.4%
General Electric Company		10,480	172,082

Internet Software & Services - 1.2%
Google Inc. - Class A (a)		300	148,755

IT Services - 1.7%
Accenture PLC - Class A (b)		3,400	126,718
Automatic Data Processing, Inc.		2,200	86,460
			213,178
Machinery - 1.2%
Danaher Corporation		2,200	148,104

Media - 4.3%
CBS Corporation - Class B		15,000	180,750
The DIRECTV Group, Inc. (a)		5,100	140,658
Time Warner Inc.		4,800	138,144
The Walt Disney Company		3,000	82,380
			541,932
Multiline Retail - 1.3%
Kohl's Corporation (a)		2,800	159,740

Oil & Gas Exploration & Production Companies - 6.6%
BP plc - ADR (b)		2,300	122,429
Cabot Oil & Gas Corporation		3,000	107,250
Chevron Corporation		1,795	126,422
Devon Energy Corporation		1,700	114,461
EOG Resources, Inc.		1,400	116,914
Exxon Mobil Corporation		2,100	144,081
XTO Energy, Inc.		2,582	106,688
			838,245
Pharmaceuticals - 3.5%
Abbott Laboratories		3,100	153,357
Schering-Plough Corporation		5,700	161,025
Teva Pharmaceutical Industries Ltd. - ADR (b)		2,500	126,400
			440,782
Road & Rail - 1.2%
Burlington Northern Santa Fe Corporation		1,900	151,677

Software - 2.1%
Nuance Communications, Inc. (a)		10,400	155,584
Oracle Corporation		5,500	114,620
			270,204
Specialty Retail - 2.9%
The Home Depot, Inc.		6,000	159,840
O'Reilly Automotive, Inc. (a)		3,200	115,648
PetSmart, Inc.		4,300	93,525
			369,013
Textiles, Apparel & Luxury Goods - 1.0%
VF Corporation		1,800	130,374

TOTAL COMMON STOCKS
(Cost $7,258,840)			8,831,467

CORPORATE BONDS - 26.0%
Aerospace & Defense - 1.7%
General Dynamics Corporation
4.50%, 08/15/2010		$100,000	103,196
United Technologies Corporation
6.35%, 03/01/2011		100,000	106,439
			209,635
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
3.875%, 04/01/2014		50,000	52,479

Beverages - 2.2%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010		57,000	58,380
The Coca-Cola Company
5.35%, 11/15/2017		100,000	109,377
PepsiCo, Inc.
4.65%, 02/15/2013		100,000	107,754
			275,511
Commercial Banks - 0.6%
Wells Fargo & Company
5.25%, 10/23/2012		75,000	80,077

Commercial Services & Supplies - 1.7%
Allied Waste North America Inc.
7.25%, 03/15/2015		100,000	104,492
(Callable 03/15/2010)
Waste Management, Inc.
7.375%, 08/01/2010		100,000	104,740
			209,232
Communications Equipment - 0.6%
Cisco Systems, Inc.
5.25%, 02/22/2011		75,000	79,080

Computers & Peripherals - 1.7%
Dell, Inc.
3.375%, 06/15/2012		100,000	103,686
Hewlett-Packard Company
4.50%, 03/01/2013		100,000	106,860
			210,546
Containers & Packaging - 0.6%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013		75,000	76,875

Diversified Telecommunication Services - 1.7%
AT&T Inc.:
5.875%, 02/01/2012		75,000	81,408
5.10%, 09/15/2014		125,000	134,919
			216,327
Electric Utilities - 0.9%
Southern Company
5.30%, 01/15/2012		100,000	107,402

Electrical Equipment - 0.6%
Emerson Electric Co.
4.50%, 05/01/2013		75,000	80,265

Food & Staples Retailing - 2.6%
Costco Wholesale Corporation
5.30%, 03/15/2012		100,000	108,608
CVS Caremark Corporation
5.75%, 06/01/2017		100,000	107,217
Wal-Mart Stores, Inc.
4.55%, 05/01/2013		100,000	108,020
			323,845
Food Products - 0.4%
McCormick & Company, Incorporated
5.25%, 09/01/2013		50,000	53,801

Health Care Equipment & Supplies - 0.6%
Fisher Scientific International Inc.
6.75%, 08/15/2014
Callable 08/15/2010		75,000	77,733

Hotels, Restaurants & Leisure - 0.6%
McDonald's Corporation
6.00%, 04/15/2011		75,000	80,217

Household Products - 0.9%
The Procter & Gamble Company
4.60%, 01/15/2014		100,000	107,534

Industrial Conglomerates - 0.8%
General Electric Company
5.00%, 02/01/2013		100,000	105,571

Insurance - 0.9%
Berkshire Hathaway Inc.
4.85%, 01/15/2015		100,000	107,728

Investment Bank & Brokerage - 1.1%
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013		100,000	106,351
5.50%, 11/15/2014		35,000	37,084
			143,435
Media - 0.6%
Time Warner Inc.
6.75%, 04/15/2011		75,000	80,187

Multiline Retail - 0.4%
J.C. Penney Co., Inc.
7.65%, 08/15/2016		50,000	51,125

Multi-Utilities & Unregulated Power - 0.4%
Duke Energy Corp.
6.25%, 01/15/2012		50,000	54,519

Oil & Gas Exploration & Production Companies - 2.4%
Apache Corporation
5.625%, 01/15/2017		75,000	81,789
ConocoPhillips
5.50%, 04/15/2013		100,000	108,684
EOG Resources, Inc.
6.125%, 10/01/2013		100,000	111,686
			302,159
Pharmaceuticals - 0.4%
Abbott Laboratories
5.15%, 11/30/2012		50,000	54,635

Software - 1.2%
Oracle Corporation
5.00%, 01/15/2011		150,000	156,931

TOTAL CORPORATE BONDS
(Cost $3,145,029)			3,296,849

U.S. GOVERNMENT & AGENCY ISSUES - 0.8%
Fannie Mae - 0.8%
5.00%, 02/16/2012		100,000	108,775

TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $99,314)			108,775

SHORT TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
Dreyfus Government Cash Management Fund - Institutional Shares		159,271	159,271
Federated Government Obligations Fund - Institutional Shares		259,025	259,025

TOTAL SHORT-TERM INVESTMENTS
(Cost $418,296)			418,296

Total Investments - 99.7%
(Cost $10,921,479)			12,655,387

Other Assets in Excess of Liabilities - 0.3%			33,757

TOTAL NET ASSETS - 100.0%			$12,689,144

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$10,921,479
Gross unrealized appreciation	$1,982,617
Gross unrealized depreciation	(248,709)
Net unrealized appreciation	$1,733,908

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2009 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 91.9%
Aerospace & Defense - 4.6%
General Dynamics Corporation:
4.25%, 05/15/2013	$250,000	$265,003
5.25%, 02/01/2014	225,000	246,853
5.375%, 08/15/2015	1,375,000	1,541,471
Lockheed Martin Corporation:
8.20%, 12/01/2009	820,000	829,046
7.65%, 05/01/2016	1,250,000	1,510,365
Raytheon Company
4.85%, 01/15/2011	250,000	260,699
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	453,240
United Technologies Corporation:
7.125%, 11/15/2010	250,000	266,159
6.10%, 05/15/2012	700,000	777,330
		6,150,166
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.875%, 04/01/2014	375,000	393,590

Asset Management - 0.7%
Mellon Funding Corporation
6.40%, 05/14/2011	892,000	952,514

Beverages - 4.1%
The Coca-Cola Company:
5.75%, 03/15/2011	1,000,000	1,065,163
3.625%, 03/15/2014	400,000	414,968
5.35%, 11/15/2017	1,500,000	1,640,655
PepsiCo, Inc.:
4.65%, 02/15/2013	1,035,000	1,115,253
7.90%, 11/01/2018	1,000,000	1,264,866
		5,500,905
Chemicals - 2.2%
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,697,299
Praxair, Inc.:
6.375%, 04/01/2012	925,000	1,024,772
5.25%, 11/15/2014	200,000	221,932
		2,944,003
Commercial Banks - 1.6%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,113,761
5.375%, 06/15/2014	1,025,000	1,060,370
		2,174,131
Commercial Services & Supplies - 5.0%
Allied Waste North America Inc.:
6.50%, 11/15/2010	450,000	464,753
5.75%, 02/15/2011	550,000	571,237
6.125%, 02/15/2014
Callable 02/15/2010	700,000	717,928
7.25%, 03/15/2015
Callable 03/15/2010	750,000	783,691
Pitney Bowes Inc.:
4.625%, 10/01/2012	500,000	536,743
3.875%, 06/15/2013	400,000	410,684
Republic Services, Inc.
5.50%, 09/15/2019	1,000,000	1,032,125
Waste Management, Inc.
7.375%, 08/01/2010	2,099,000	2,198,490
		6,715,651
Communications Equipment - 2.9%
Cisco Systems, Inc.:
5.25%, 02/22/2011	650,000	685,357
5.50%, 02/22/2016	1,000,000	1,102,648
4.95%, 02/15/2019	700,000	737,207
Harris Corporation:
5.00%, 10/01/2015	338,000	349,014
6.375%, 06/15/2019	900,000	995,162
		3,869,388
Computers & Peripherals - 5.2%
Dell, Inc.:
3.375%, 06/15/2012	1,175,000	1,218,312
5.625%, 04/15/2014	750,000	829,585
Hewlett-Packard Company:
4.25%, 02/24/2012	150,000	158,574
6.50%, 07/01/2012	700,000	783,007
4.50%, 03/01/2013	1,295,000	1,383,831
International Business Machines Corporation:
4.95%, 03/22/2011	875,000	922,722
5.70%, 09/14/2017	1,500,000	1,655,790
		6,951,821
Consumer Finance - 0.8%
Western Union Company
5.93%, 10/01/2016	1,000,000	1,085,177

Containers & Packaging - 3.2%
Ball Corporation:
6.875%, 12/15/2012
Callable 12/15/2009	800,000	810,000
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,870,625
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,561,940
		4,242,565
Diversified Financial Services - 0.7%
Textron Financial Corporation
6.00%, 11/20/2009	1,000,000	1,000,118

Diversified Manufacturing - 1.2%
Honeywell International Inc.:
4.25%, 03/01/2013	1,300,000	1,377,293
3.875%, 02/15/2014	270,000	281,323
		1,658,616
Diversified Telecommunication Services - 4.2%
AT&T Inc.:
5.30%, 11/15/2010	125,000	130,092
6.25%, 03/15/2011	200,000	213,269
5.10%, 09/15/2014	1,750,000	1,888,861
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,080,444
Verizon Communications Inc.:
5.25%, 04/15/2013	275,000	298,010
5.55%, 02/15/2016	1,000,000	1,084,256
5.50%, 02/15/2018	875,000	918,933
		5,613,865
Electric Utilities - 0.8%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,088,961

Electrical Equipment - 0.3%
Emerson Electric Co.
4.50%, 05/01/2013	425,000	454,834

Energy Equipment & Services - 1.8%
Baker Hughes Incorporated
6.50%, 11/15/2013	725,000	825,588
Weatherford International Ltd.
6.35%, 06/15/2017	1,550,000	1,651,471
		2,477,059
Food & Staples Retailing - 7.0%
Costco Wholesale Corporation
5.30%, 03/15/2012	700,000	760,256
CVS Caremark Corporation:
5.75%, 08/15/2011	550,000	588,282
4.875%, 09/15/2014	330,000	349,586
5.75%, 06/01/2017	2,750,000	2,948,465
Sysco Corporation
4.20%, 02/12/2013	1,175,000	1,223,498
Walgreen Company
4.875%, 08/01/2013	1,955,000	2,109,218
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	1,400,000	1,512,288
		9,491,593
Food Products - 1.9%
The Hershey Company
4.85%, 08/15/2015	1,000,000	1,055,234
McCormick & Company, Incorporated
5.25%, 09/01/2013	1,450,000	1,560,244
		2,615,478
Health Care Equipment & Supplies - 3.3%
Fisher Scientific International Inc.:
6.75%, 08/15/2014
Callable 08/15/2010	1,479,000	1,532,896
6.125%, 07/01/2015
Callable 07/01/2010	1,850,000	1,922,034
Medtronic, Inc.
4.50%, 03/15/2014	900,000	963,703
		4,418,633
Health Care Providers & Services - 1.6%
Express Scripts, Inc.:
5.25%, 06/15/2012	950,000	1,009,098
6.25%, 06/15/2014	1,000,000	1,100,070
		2,109,168
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corporation:
6.00%, 04/15/2011	1,000,000	1,069,557
5.35%, 03/01/2018	1,000,000	1,092,914
		2,162,471
Household Products - 1.9%
Kimberly-Clark Corporation
5.625%, 02/15/2012	1,000,000	1,076,124
The Procter & Gamble Company:
4.60%, 01/15/2014	475,000	510,787
8.00%, 09/01/2024
Putable 09/01/2014	775,000	1,006,726
		2,593,637
Industrial Conglomerates - 2.4%
3M Co.
4.375%, 08/15/2013	1,500,000	1,607,520
General Electric Company
5.00%, 02/01/2013	1,600,000	1,689,133
		3,296,653
Insurance - 1.0%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,319,674

Investment Bank & Brokerage - 0.8%
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	1,046,234

Machinery - 0.7%
Dover Corporation
6.50%, 02/15/2011	925,000	985,797

Media - 4.0%
Time Warner Inc.:
6.75%, 04/15/2011	1,000,000	1,069,155
5.50%, 11/15/2011	675,000	718,021
Viacom Inc.
6.625%, 05/15/2011	1,600,000	1,676,686
The Walt Disney Company:
4.70%, 12/01/2012	225,000	242,909
5.625%, 09/15/2016	1,500,000	1,655,928
		5,362,699
Metals & Mining - 3.6%
Alcoa Inc.:
6.00%, 01/15/2012	1,310,000	1,371,816
5.55%, 02/01/2017	500,000	486,090
Peabody Energy Corporation:
6.875%, 03/15/2013
Callable 03/15/2010	2,000,000	2,030,000
5.875%, 04/15/2016
Callable 04/15/2010	1,000,000	957,500
		4,845,406
Multiline Retail - 0.9%
J.C. Penney Co., Inc.
7.65%, 08/15/2016	600,000	613,500
Kohl's Corporation
6.25%, 12/15/2017	282,000	308,710
Target Corporation
6.35%, 01/15/2011	300,000	319,093
		1,241,303
Multi-Utilities & Unregulated Power - 0.8%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,090,389

Oil & Gas Drilling - 1.2%
Transocean Inc. (a)
6.625%, 04/15/2011	1,500,000	1,593,858

Oil & Gas Exploration & Production Companies - 10.7%
Amerada Hess Corporation:
7.375%, 10/01/2009	300,000	300,000
6.65%, 08/15/2011	1,550,000	1,664,047
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,757,558
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	985,000	1,053,366
Conoco Funding Company (a)
6.35%, 10/15/2011	500,000	548,163
ConocoPhillips
4.75%, 10/15/2012	875,000	941,537
Devon Financing Corp. ULC (a)
6.875%, 09/30/2011	1,000,000	1,088,442
EOG Resources, Inc.
6.125%, 10/01/2013	1,500,000	1,675,284
Kerr-McGee Corporation
6.875%, 09/15/2011	1,000,000	1,074,123
Marathon Oil Corporation
5.90%, 03/15/2018	1,000,000	1,046,842
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,561,487
Range Resources Corporation
8.00%, 05/15/2019
Callable 05/15/2014	500,000	515,000
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,252,383
		14,478,232
Pharmaceuticals - 2.8%
Abbott Laboratories
5.15%, 11/30/2012	675,000	737,568
Eli Lilly & Company
4.20%, 03/06/2014	950,000	1,009,002
Teva Pharmaceutical Industries Ltd.
5.55%, 02/01/2016	1,860,000	1,994,409
		3,740,979
Road & Rail - 3.1%
Burlington Northern Santa Fe Corporation:
6.75%, 07/15/2011	1,970,000	2,144,796
5.65%, 05/01/2017	185,000	199,356
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	814,218
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,077,790
		4,236,160
Software - 2.2%
Microsoft Corporation
2.95%, 06/01/2014	1,535,000	1,557,365
Oracle Corporation
5.25%, 01/15/2016	1,257,000	1,369,289
		2,926,654
Specialty Retail - 0.8%
Lowe's Companies, Inc.:
8.25%, 06/01/2010	500,000	524,857
5.00%, 10/15/2015	525,000	570,140
		1,094,997
TOTAL CORPORATE BONDS
(Cost $117,406,549)		123,923,379

PREFERRED STOCKS - 0.6%
Investment Bank & Brokerage - 0.6%
The Goldman Sachs Group, Inc.
Callable 04/25/2010	40,000	810,000

TOTAL PREFERRED STOCKS
(Cost $1,000,000)		810,000

U.S. GOVERNMENT & AGENCY ISSUES - 6.2%
Fannie Mae - 0.8%
5.00%, 03/15/2016	$1,000,000	1,105,945

Federal Home Loan Bank - 1.3%
5.50%, 08/13/2014	500,000	567,282
4.875%, 05/17/2017	1,000,000	1,093,213
		1,660,495
Freddie Mac - 1.6%
5.55%, 10/04/2016
Callable 10/04/2011	1,500,000	1,599,906
5.125%, 11/17/2017	500,000	556,474
		2,156,380
U.S. Treasury Inflation Indexed Bonds - 1.3%
2.375%, 04/15/2011	488,232	503,337
3.375%, 01/15/2012	1,212,810	1,291,264
		1,794,601
U.S. Treasury Notes - 1.2%
4.25%, 11/15/2014	500,000	546,251
4.25%, 08/15/2015	500,000	544,688
4.50%, 02/15/2016	500,000	551,836
		1,642,775
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $7,828,433)		8,360,196

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Federated Government Obligations Fund - Institutional Shares	218,285	218,285

TOTAL SHORT-TERM INVESTMENTS
(Cost $218,285)		218,285

Total Investments - 98.9%
(Cost $126,453,267)		133,311,860

Other Assets in Excess of Liabilities - 1.1%		1,538,664

TOTAL NET ASSETS - 100.0%		$134,850,524

(a) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$126,453,267
Gross unrealized appreciation	$7,089,868
Gross unrealized depreciation	(231,275)
Net unrealized appreciation	$6,858,593

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
September 30, 2009 (Unaudited)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.5%
AUSTRALIA - 6.0%
Airlines - 0.3%
Qantas Airways Limited	62,553	$157,134

Commercial Banks - 2.3%
Australia and New Zealand Banking Group Limited	12,380	265,189
Commonwealth Bank of Australia	3,801	172,666
National Australia Bank Limited	9,470	256,263
Suncorp-Metway Limited	27,832	217,246
Westpac Banking Corporation	5,483	126,536
		1,037,900
Commercial Services & Supplies - 0.2%
Brambles Limited	11,668	82,936

Containers & Packaging - 0.2%
Amcor Limited	21,534	103,776

Diversified Financial Services - 0.2%
ASX Ltd.	1,753	54,312
Challenger Financial Services Group Limited	8,108	24,260
		78,572
Diversified Operations - 0.7%
BHP Billiton Limited	8,955	295,341

Hotels, Restaurants & Leisure - 0.3%
Crown Ltd.	15,692	123,669

Insurance - 0.1%
Insurance Australia Group Limited	10,964	36,447

Media - 0.2%
News Corporation - Class B	4,965	69,665

Metals & Mining - 0.1%
Rio Tinto Limited	877	45,578

Multiline Retail - 0.3%
Harvey Norman Holdings Limited	35,955	136,018

Oil & Gas Exploration & Production Companies - 0.2%
Oil Search Limited	17,399	98,707

Real Estate - 0.6%
Lend Lease Corporation Limited	7,102	66,145
Westfield Group	15,434	188,386
		254,531
Road & Rail - 0.3%
Asciano Group (a)	51,203	74,461
Toll Holdings Limited	9,995	74,963
		149,424

Total Australia		2,669,698

DENMARK - 0.8%
Beverages - 0.8%
Carlsberg A/S - B Shares	4,628	336,690

Total Denmark		336,690

FRANCE - 7.5%
Commercial Banks - 2.9%
Credit Agricole SA	61,284	1,286,652

Electronic Equipment & Instruments - 2.1%
Alstom	12,345	904,049

Pharmaceuticals - 2.1%
Sanofi-Aventis	12,617	930,451

Road & Rail - 0.4%
Groupe Eurotunnel SA (a)	16,180	165,981
Groupe Eurotunnel SA	657	6,740
		172,721

Total France		3,293,873

GERMANY - 9.7%
Automobiles - 1.6%
Daimler AG	14,138	709,278

Chemicals - 1.9%
Bayer AG	4,758	329,339
Linde AG	4,476	484,725
		814,064
Construction Materials - 1.2%
HeidelbergCement AG (a)	8,042	522,513

Electric Utilities - 1.8%
E.ON AG	18,955	802,278

Insurance - 2.2%
Allianz SE	7,877	982,693

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	8,255	436,226

Total Germany		4,267,052

GREECE - 1.5%
Commercial Banks - 1.5%
National Bank of Greece S.A. (a)	18,195	656,674

Total Greece		656,674

HONG KONG - 1.5%
Commercial Banks - 0.2%
BOC Hong Kong (Holdings) Limited	34,000	74,252

Construction Materials - 0.1%
China Resources Cement Holding Limited (a)	43,767	22,024

Diversified Financial Services - 0.2%
Hong Kong Exchanges & Clearing Limited	4,000	72,166

Diversified Operations - 0.3%
Hutchison Whampoa Limited	21,000	151,025

Electric Utilities - 0.1%
Hongkong Electric Holdings Limited	8,000	43,835

Real Estate - 0.4%
Shun Tak Holdings Limited	66,000	49,816
Sun Hung Kai Properties Limited	10,000	146,884
		196,700
Specialty Retail - 0.2%
Esprit Holdings Limited	14,000	93,808

Total Hong Kong		653,810

IRELAND - 1.2%
Construction Materials - 1.2%
CRH plc	9,347	258,812
CRH plc	10,492	291,328
		550,140

Total Ireland		258,812

ITALY - 1.7%
Commercial Banks - 1.7%
UniCredit SpA	193,522	759,552

Total Italy		759,552

JAPAN - 22.7%
Airlines - 0.3%
All Nippon Airways Co., Ltd.	42,000	120,545

Auto Components - 0.6%
BRIDGESTONE CORPORATION	8,000	143,077
NGK SPARK PLUG Co., Ltd.	8,000	101,908
		244,985
Automobiles - 3.0%
Fuji Heavy Industries Ltd. (a)	46,000	178,223
HINO MOTORS, LTD. (a)	81,000	306,772
HONDA MOTOR CO., LTD.	5,600	170,071
Mazda Motor Corporation (a)	14,000	31,263
Toyota Motor Corporation	16,100	640,305
		1,326,634
Building Products - 0.4%
Asahi Glass Company, Limited	21,000	169,256

Chemicals - 0.6%
JSR Corporation	7,500	153,216
Tokuyama Corporation	17,000	124,282
		277,498
Commercial Banks - 1.7%
Chuo Mitsui Trust Holdings, Inc.	46,000	169,710
Mitsubishi UFJ Financial Group, Inc.	40,900	218,576
Sumitomo Mitsui Financial Group, Inc.	11,000	381,285
		769,571
Computers & Peripherals - 0.3%
FUJITSU LIMITED	21,000	136,972

Construction Materials - 0.2%
Sekisui House, Ltd.	10,000	90,027

Diversified Telecommunication Services - 0.9%
NIPPON TELEGRAPH AND TELEPHONE CORPORATION (NTT)	8,746	403,644

Electronic Equipment & Instruments - 3.6%
NIDEC CORPORATION	3,300	267,154
NIKON CORPORATION	23,000	418,912
OMRON Corporation	10,000	187,890
Panasonic Corporation	11,000	160,975
Sony Corporation	7,300	213,912
TDK CORPORATION	3,400	195,890
TOSHIBA CORPORATION (a)	30,000	157,027
		1,601,760
Financial Services - 0.5%
Credit Saison Co., Ltd.	11,600	135,610
ORIX Corporation	1,260	76,529
		212,139
Household Durables - 0.6%
Makita Corporation	8,000	252,828

Household Products - 0.5%
Kao Corporation	9,400	232,107

Insurance - 0.3%
T & D Holdings, Inc.	4,300	115,882

Internet Software & Services - 0.3%
Yahoo Japan Corporation	399	133,686

Investment Bank & Brokerage - 0.4%
Nomura Holdings, Inc.	26,300	161,216

Machinery - 1.9%
FUJI ELECTRIC HOLDINGS CO., LTD. (a)	92,000	169,486
KOMATSU LTD.	11,400	212,740
Nabtesco Corporation	10,000	118,905
NSK Ltd.	6,000	37,080
SUMITOMO HEAVY INDUSTRIES, LTD. (a)	59,000	286,164
		824,375
Marine - 0.3%
Nippon Yusen Kabushiki Kaisha	41,000	157,895

Media - 0.3%
Jupiter Telecommunications Co., Ltd.	140	135,380

Metals & Mining - 0.5%
JFE Holdings, Inc.	6,300	215,431

Multiline Retail - 0.2%
RYOHIN KEIKAKU CO., LTD.	1,600	81,665

Office Electronics - 0.6%
CANON INC.	7,100	284,472

Real Estate - 1.3%
Mitsubishi Estate Company Ltd.	15,000	234,657
NTT URBAN DEVELOPMENT CORPORATION	141	129,160
Tokyo Tatemono Co., Ltd.	44,000	214,348
		578,165
Road & Rail - 0.8%
East Japan Railway Company	5,100	367,705

Semiconductor & Semiconductor Equipment - 1.1%
Elpida Memory, Inc. (a)	14,400	187,783
SHINKO ELECTRIC INDUSTRIES CO., LTD.	10,000	177,327
Tokyo Electron Limited	2,300	146,255
		511,365
Textiles, Apparel & Luxury Goods - 0.5%
ASICS CORPORATION	13,000	120,665
GUNZE LIMITED	18,000	82,228
		202,893
Trading Companies & Distributors - 1.0%
Mitsubishi Corporation	21,100	424,370

Total Japan		9,895,494

NETHERLANDS - 4.6%
Aerospace & Defense - 0.6%
European Aeronautic Defence and Space Company	12,116	273,110

Insurance - 1.1%
AEGON N.V. (a)	58,158	497,321

Oil & Gas Exploration & Production Companies - 2.9%
Royal Dutch Shell plc - A Shares	43,769	1,253,500

Total Netherlands		2,023,931

NEW ZEALAND - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Corporation of New Zealand	50,078	96,557

Total New Zealand		96,557

NORWAY - 1.7%
Oil & Gas Exploration & Production Companies - 1.7%
StatoilHydro ASA	34,249	773,238

Total Norway		773,238

SINGAPORE - 0.9%
Commercial Banks - 0.2%
United Overseas Bank Limited	10,000	118,597

Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Limited	22,000	50,554

Electronic Equipment & Instruments - 0.1%
Venture Corporation Limited	8,000	50,875

Machinery - 0.2%
SembCorp Marine Limited	35,000	78,356

Real Estate - 0.3%
Capitaland Limited	34,500	90,462
UOL Group Limited	13,000	31,577
		122,039

Total Singapore		420,421

SPAIN - 2.6%
Diversified Telecommunication Services - 1.9%
Telefonica S.A.	30,171	834,746

Electric Utilities - 0.7%
Iberdrola SA	31,967	314,487

Total Spain		1,149,233

SWEDEN - 2.3%
Automobiles - 0.7%
Volvo AB - B Shares	32,400	300,471

Machinery - 1.6%
AB SKF - B Shares	23,009	361,893
Sandvik AB	31,811	351,169
		713,062

Total Sweden		1,013,533

SWITZERLAND - 3.7%
Capital Markets - 3.7%
Credit Suisse Group AG	14,211	790,670
UBS AG (a)	45,783	839,427
		1,630,097

Total Switzerland		1,630,097

UNITED ARAB EMIRATES - 0.1%
Marine - 0.1%
DP World Ltd. (a)	65,535	36,553

Total United Arab Emirates		36,553

UNITED KINGDOM - 24.8%
Aerospace & Defense - 0.6%
BAE Systems plc	46,238	258,671

Airlines - 0.3%
British Airways plc (a)	41,105	145,396

Commercial Banks - 6.7%
Barclays plc	131,399	778,717
HSBC Holdings plc	103,051	1,179,991
Royal Bank of Scotland Group plc (a)	1,156,139	979,082
		2,937,790
Diversified Operations - 1.1%
Rolls-Royce Group plc (a)	67,176	506,902

Energy & Related Services - 1.4%
Centrica plc	155,693	627,081

Hotels, Restaurants & Leisure - 0.8%
Carnival plc (a)	10,716	367,709

Household Products - 3.0%
Reckitt Benckiser Group plc	12,134	594,054
Unilever plc	24,998	714,293
		1,308,347
Metals & Mining - 6.7%
Central African Mining & Exploration Company plc (a)	530,596	165,596
Fresnillo plc	34,806	430,780
Rio Tinto plc	21,035	894,143
Xstrata plc	99,072	1,461,080
		2,951,599
Multi-Utilities & Unregulated Power - 0.9%
International Power plc	89,278	413,032

Oil & Gas Exploration & Production Companies - 2.1%
Cairn Energy plc (a)	9,449	422,330
Tullow Oil plc	27,430	496,297
		918,627
Tobacco - 1.2%
Imperial Tobacco Group plc	17,970	520,597

Total United Kingdom		10,955,751

TOTAL COMMON STOCKS
(Cost $36,476,402)		41,319,269

CORPORATE BONDS - 1.4%
FRANCE - 1.4%
Road & Rail - 1.4%
EUROTUNNEL GROUP UK plc (b)
3.00%, 07/28/2010	$186,500	368,437
Groupe Eurotunnel SA (b)
2.00%, 09/06/2010	219	255,739

TOTAL CORPORATE BONDS
(Cost $833,830)		624,176

PREFERRED STOCKS - 3.0%
Germany - 3.0%
Automobiles - 3.0%
Porsche AG	9,789	768,435
Volkswagen AG	4,610	535,031

TOTAL PREFERRED STOCKS
(Cost $1,289,891)		1,303,466

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Dreyfus Cash Management Fund - Investor Shares	103,986	103,986

TOTAL SHORT-TERM INVESTMENTS
(Cost $103,986)		103,986

Total Investments - 98.1%
(Cost $38,704,109)		43,350,897

Other Assets in Excess of Liabilities - 1.9%		827,877

TOTAL NET ASSETS - 100.0%		$44,178,774

(a) Non-income producing security.
(b) Deemed illiquid by Adviser.

At September 30, 2009, the securities in the Fund, except for cash equivalents, were adjusted to fair value using IDC factors.

At September 30, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $72,305 as of September 30, 2009. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		Sept. 30, 2009	be Received		Sept. 30, 2009	Asset	Liability
10/16/2009	570,000	EURO	$ 834,099	959,151	AUD	$ 845,081	$ 11,245	$ 263
10/16/2009	1,180,000	EURO	1,726,732	1,792,916	SF	1,730,342	13,034	9,424
10/16/2009	680,000	EURO	995,066	617,444	GBP	986,694	4,835	13,207
10/16/2009	1,877,626	GBP	3,000,502	2,110,000	EURO	3,087,630	107,649	20,521
10/16/2009	66,289,500	JPY	738,553	500,000	EURO	731,666	-	6,887
10/16/2009	2,930,188	NK	507,049	340,000	EURO	497,533	-	9,516
10/16/2009	330,000	EURO	482,900	3,344,791	SK	479,845	4,697	7,752
10/16/2009	2,838,152	SK	407,162	280,000	EURO	409,733	4,141	1,570
10/16/2009	410,000	GBP	655,195	651,039	USD	651,039	-	4,156
			$ 9,347,258			$ 9,419,563	$ 145,601	$ 73,296

AUD	Australian Dollar
EURO	Euro
GBP	British Pound
JPY	Japanese Yen
NK	Norwegian Kroner
SF	Swiss Franc
SK	Swedish Krona
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$38,704,109
Gross unrealized appreciation	$7,088,527
Gross unrealized depreciation	(2,441,739)
Net unrealized appreciation	$4,646,788

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	10,000	$564,700

Asset Management - 1.9%
Bank of New York Mellon Corporation	22,500	652,275

Beverages - 2.6%
The Coca-Cola Company	10,000	537,000
PepsiCo, Inc.	6,000	351,960
		888,960
Biotechnology - 2.8%
Charles River Laboratories International, Inc. (a)	10,000	369,800
Gilead Sciences, Inc. (a)	12,500	582,250
		952,050
Building Products - 1.9%
Masco Corporation	50,000	646,000

Capital Markets - 3.1%
Lazard Ltd. - Class A (b)	25,000	1,032,750

Chemicals - 4.3%
E.I. du Pont de Nemours and Company	15,000	482,100
FMC Corporation	10,000	562,500
Praxair, Inc.	5,000	408,450
		1,453,050
Commercial Banks - 3.7%
BOK Financial Corporation	15,000	694,800
Wells Fargo & Company	20,000	563,600
		1,258,400
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	25,000	588,500

Computers & Peripherals - 6.5%
Brocade Communications Systems, Inc. (a)	110,000	864,600
EMC Corporation (a)	50,000	852,000
International Business Machines Corporation	4,020	480,832
		2,197,432
Consumer Finance - 2.0%
American Express Company	20,000	678,000

Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	22,500	985,950

Diversified Telecommunication Services - 3.4%
AT&T Inc.	20,000	540,200
Verizon Communications Inc.	20,000	605,400
		1,145,600
Electrical Equipment - 2.6%
Baldor Electric Company	17,500	478,450
Emerson Electric Co.	10,000	400,800
		879,250
Energy Equipment & Services - 4.2%
Nabors Industries Ltd. (a) (b)	25,000	522,500
Noble Corporation (b)	10,000	379,600
Schlumberger Limited (b)	8,400	500,640
		1,402,740
Food & Staples Retailing - 1.6%
CVS Caremark Corporation	15,000	536,100

Health Care Equipment & Supplies - 7.8%
DENTSPLY International Inc.	17,500	604,450
Haemonetics Corporation (a)	12,500	701,500
ResMed Inc. (a)	17,500	791,000
Thermo Fisher Scientific, Inc. (a)	12,500	545,875
		2,642,825
Household Durables - 0.8%
Jarden Corporation	10,000	280,700

Insurance - 2.2%
HCC Insurance Holdings, Inc.	27,500	752,125

Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	25,000	492,000

IT Services - 1.7%
Accenture PLC - Class A (b)	15,000	559,050

Machinery - 1.8%
Danaher Corporation	9,000	605,880

Media - 3.2%
CBS Corporation - Class B	90,000	1,084,500

Metals & Mining - 1.9%
Peabody Energy Corporation	17,500	651,350

Multiline Retail - 3.4%
Kohl's Corporation (a)	20,000	1,141,000

Multi-Utilities & Unregulated Power - 3.8%
Duke Energy Corporation	35,000	550,900
MDU Resources Group, Inc.	35,000	729,750
		1,280,650
Oil & Gas Exploration & Production Companies - 7.3%
Cabot Oil & Gas Corporation	15,000	536,250
ConocoPhillips	8,000	361,280
Exxon Mobil Corporation	5,000	343,050
Range Resources Corporation	12,300	607,128
XTO Energy, Inc.	15,000	619,800
		2,467,508
Personal Products - 2.3%
Avon Products, Inc.	22,500	764,100

Road & Rail - 2.4%
Burlington Northern Santa Fe Corporation	10,000	798,300

Software - 4.9%
Citrix Systems, Inc. (a)	17,500	686,525
Nuance Communications, Inc. (a)	40,000	598,400
Oracle Corporation	17,500	364,700
		1,649,625
Specialty Retail - 4.9%
Collective Brands, Inc. (a)	20,000	346,600
Foot Locker, Inc.	50,000	597,500
The Home Depot, Inc.	12,800	340,992
PetSmart, Inc.	17,500	380,625
		1,665,717
TOTAL COMMON STOCKS
(Cost $30,600,925)		32,697,087

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Dreyfus Government Cash Management Fund - Institutional Shares	181,855	181,855
Federated Government Obligations Fund - Institutional Shares	876,404	876,404

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,058,259)		1,058,259

Total Investments - 100.0%
(Cost $31,659,184)		33,755,346

Liabilities in Excess of Other Assets - 0.0%		(11,985)

TOTAL NET ASSETS - 100.0%		$33,743,361

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$31,659,184
Gross unrealized appreciation	$3,502,971
Gross unrealized depreciation	(1,406,809)
Net unrealized appreciation	$2,096,162

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

	LKCM Aquinas Growth Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

		Shares	Value
	COMMON STOCKS - 97.7%
	Aerospace & Defense - 4.8%
	Northrop Grumman Corporation	10,000	$517,500
	Rockwell Collins, Inc.	20,000	1,016,000
			1,533,500
	Air Freight & Logistics - 3.6%
	C.H. Robinson Worldwide, Inc.	7,000	404,250
	FedEx Corp.	10,000	752,200
			1,156,450
	Beverages - 4.2%
	The Coca-Cola Company	10,000	537,000
	Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	21,000	799,050
			1,336,050
	Biotechnology - 1.5%
	Gilead Sciences, Inc. (a)	10,000	465,800

	Capital Markets - 1.5%
	Northern Trust Corporation	8,000	465,280

	Chemicals - 3.5%
	FMC Corporation	15,000	843,750
	Monsanto Company	3,500	270,900
			1,114,650
	Commercial Banks - 1.2%
	Glacier Bancorp, Inc.	25,000	373,500

	Commercial Services & Supplies - 1.6%
	Copart, Inc. (a)	15,000	498,150

	Communications Equipment - 3.7%
	Cisco Systems, Inc. (a)	20,000	470,800
	Nokia Corporation - ADR (b)	25,000	365,500
	Research In Motion Limited (a) (b)	5,000	337,750
			1,174,050
	Computers & Peripherals - 12.4%
	Apple Inc. (a)	6,000	1,112,220
	EMC Corporation (a)	40,000	681,600
	Hewlett-Packard Company	20,000	944,200
	International Business Machines Corporation	10,000	1,196,100
			3,934,120
	Construction & Engineering - 2.0%
	Foster Wheeler AG (a) (b)	20,000	638,200

	Diversified Financial Services - 4.6%
	JPMorgan Chase & Co.	10,000	438,200
	Visa Inc. - Class A	15,000	1,036,650
			1,474,850
	Electrical Equipment - 2.5%
	Emerson Electric Co.	20,000	801,600

	Electronic Equipment & Instruments - 1.0%
	National Instruments Corporation	12,000	331,560

	Energy Equipment & Services - 2.3%
	Halliburton Company	12,000	325,440
	Weatherford International Ltd. (a) (b)	20,000	414,600
			740,040
	Food & Staples Retailing - 4.8%
	Costco Wholesale Corporation	10,000	564,600
	CVS Caremark Corporation	11,000	393,140
	Walgreen Company	15,000	562,050
			1,519,790
	Health Care Equipment & Supplies - 8.8%
	Alcon, Inc. (b)	8,000	1,109,360
	DENTSPLY International Inc.	20,000	690,800
	Haemonetics Corporation (a)	10,000	561,200
	Thermo Fisher Scientific, Inc. (a)	10,000	436,700
			2,798,060
	Hotels, Restaurants & Leisure - 1.6%
	Carnival Corporation (a) (b)	15,000	499,200

	Household Products - 4.0%
	Colgate-Palmolive Company	8,000	610,240
	Energizer Holdings, Inc. (a)	10,000	663,400
			1,273,640
	Internet Software & Services - 5.2%
	Akamai Technologies, Inc. (a)	20,700	407,376
	Google Inc. - Class A (a)	2,500	1,239,625
			1,647,001
	Investment Bank & Brokerage - 1.5%
	Morgan Stanley	15,000	463,200

	Machinery - 2.1%
	Danaher Corporation	10,000	673,200

	Metals & Mining - 1.3%
	Reliance Steel & Aluminum Co.	10,000	425,600

	Oil & Gas Exploration & Production Companies - 7.2%
	Devon Energy Corporation	15,000	1,009,950
	Range Resources Corporation	13,000	641,680
	XTO Energy, Inc.	15,000	619,800
			2,271,430
	Semiconductors & Semiconductor Equipment - 1.9%
	Intel Corporation	30,000	587,100

	Software - 2.5%
	Citrix Systems, Inc. (a)	10,000	392,300
	Oracle Corporation	20,000	416,800
			809,100
	Specialty Retail - 3.3%
	Guess?, Inc.	15,000	555,600
	Tractor Supply Company (a)	10,000	484,200
			1,039,800
	Textiles, Apparel & Luxury Goods - 1.6%
	VF Corporation	7,000	507,010

	Trading Companies & Distributors - 1.5%
	Fastenal Company	12,000	464,400

	TOTAL COMMON STOCKS
	(Cost $26,583,237)		31,016,331

	SHORT-TERM INVESTMENTS - 2.6%
	Money Market Funds - 2.6%
	Federated Government Obligations Fund - Institutional Shares	813,461	813,461

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $813,461)		813,461

	Total Investments - 100.3%
	(Cost $27,396,698)		31,829,792

	Liabilities in Excess of Other Assets - (0.3)%		(80,646)

	TOTAL NET ASSETS - 100.0%		$31,749,146

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$27,396,698
Gross unrealized appreciation	$4,739,328
Gross unrealized depreciation	(306,234)
Net unrealized appreciation	$4,433,094

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.0%
Hexcel Corporation (a)	4,350	$49,764

Air Freight & Logistics - 2.1%
Forward Air Corporation	2,150	49,773
UTI Worldwide, Inc. (b)	3,700	53,576
		103,349
Auto Components - 1.1%
LKQ Corporation (a)	2,950	54,693

Biotechnology - 1.2%
Charles River Laboratories International, Inc. (a)	1,600	59,168

Capital Markets - 2.6%
Lazard Ltd. - Class A (b)	1,350	55,769
Raymond James Financial, Inc.	3,050	71,004
		126,773
Chemicals - 1.9%
A. Schulman, Inc.	2,000	39,860
Calgon Carbon Corporation (a)	3,650	54,129
		93,989
Commercial Banks - 6.1%
CapitalSource Inc.	4,150	18,011
First Horizon National Corporation	4,641	61,401
Glacier Bancorp, Inc.	2,650	39,591
PrivateBancorp, Inc.	2,050	50,143
Prosperity Bancshares, Inc.	1,450	50,445
Synovus Financial Corp.	10,050	37,688
Texas Capital Bancshares, Inc. (a)	2,800	47,152
		304,431
Commercial Services & Supplies - 3.6%
Administaff, Inc.	1,100	28,897
Coinstar, Inc. (a)	1,200	39,576
Copart, Inc. (a)	1,350	44,833
Resources Connection, Inc. (a)	950	16,207
Waste Connections, Inc. (a)	1,600	46,176
		175,689
Communications Equipment - 0.7%
Arris Group Inc. (a)	2,800	36,428

Computers & Peripherals - 2.6%
Brocade Communications Systems, Inc. (a)	6,650	52,269
Electronics for Imaging, Inc. (a)	1,200	13,524
Netezza Corporation (a)	5,650	63,506
		129,299
Consumer Finance - 2.1%
Cash America International, Inc.	1,950	58,812
First Cash Financial Services, Inc. (a)	2,550	43,681
		102,493
Containers & Packaging - 2.0%
Packaging Corp of America	2,550	52,020
Silgan Holdings Inc.	900	47,457
		99,477
Distributors - 1.3%
WESCO International, Inc. (a)	2,200	63,360

Diversified Consumer Services - 2.9%
Capella Education Company (a)	650	43,771
Grand Canyon Education, Inc. (a)	2,650	47,249
K12 Inc. (a)	3,150	51,912
		142,932
Diversified Manufacturing - 0.7%
Raven Industries, Inc.	1,300	34,749

Electrical Equipment - 1.1%
Baldor Electric Company	2,050	56,047

Electronic Equipment & Instruments - 4.6%
Itron, Inc. (a)	1,000	64,140
National Instruments Corporation	2,650	73,219
Rofin-Sinar Technologies, Inc. (a)	2,000	45,920
Trimble Navigation Limited (a)	1,850	44,234
		227,513
Energy Equipment & Services - 3.3%
Core Laboratories N.V. (b)	550	56,700
Dril-Quip, Inc. (a)	1,250	62,050
Willbros Group, Inc. (a)	2,900	44,167
		162,917
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	3,800	61,408

Health Care Equipment & Supplies - 4.7%
Haemonetics Corporation (a)	1,150	64,538
Meridian Bioscience, Inc.	3,000	75,030
NuVasive, Inc. (a)	2,200	91,872
		231,440
Health Care Providers & Services - 4.8%
MWI Veterinary Supply, Inc. (a)	2,150	85,892
PAREXEL International Corporation (a)	5,550	75,425
PSS World Medical, Inc. (a)	3,600	78,588
		239,905
Hotels, Restaurants & Leisure - 1.5%
BJ's Restaurants, Inc. (a)	2,550	38,224
Jack in the Box Inc. (a)	1,800	36,882
		75,106
Household Durables - 3.5%
Jarden Corporation	2,850	80,000
Tempur-Pedic International Inc.	4,950	93,753
		173,753
Insurance - 1.0%
Argo Group International Holdings, Ltd. (a) (b)	1,424	47,960

Internet Software & Services - 1.1%
MercadoLibre Inc. (a)	1,350	51,921

IT Services - 1.1%
ManTech International Corporation - Class A (a)	1,200	56,592

Machinery - 3.7%
CIRCOR International, Inc.	1,100	31,086
CLARCOR Inc.	1,000	31,360
Franklin Electric Co., Inc.	1,400	40,138
Kaydon Corporation	1,550	50,251
Mueller Water Products, Inc. - Class A	5,200	28,496
		181,331
Marine - 1.0%
Kirby Corporation (a)	1,350	49,707

Media - 0.4%
Harte-Hanks, Inc.	1,350	18,671

Metals & Mining - 1.2%
Carpenter Technology Corporation	2,450	57,305

Oil & Gas Drilling - 1.2%
Atwood Oceanics, Inc. (a)	1,700	59,959

Oil & Gas Exploration & Production Companies - 3.6%
Carrizo Oil & Gas, Inc. (a)	2,100	51,429
Concho Resources Inc. (a)	1,800	65,376
EXCO Resources, Inc. (a)	3,400	63,546
		180,351
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings Inc. (a)	2,600	58,838

Road & Rail - 1.0%
Landstar System, Inc.	1,350	51,381

Semiconductor & Semiconductor Equipment - 3.0%
Formfactor Inc. (a)	2,500	59,800
Intersil Corporation - Class A	3,500	53,585
National Semiconductor Corporation	2,450	34,962
		148,347
Software - 9.6%
ANSYS, Inc. (a)	1,300	48,711
F5 Networks, Inc. (a)	1,500	59,445
MedAssets Inc. (a)	3,000	67,710
MicroStrategy Incorporated - Class A (a)	800	57,232
Nuance Communications, Inc. (a)	4,100	61,336
Omniture, Inc. (a)	3,150	67,536
Sybase, Inc. (a)	1,150	44,735
TIBCO Software Inc. (a)	7,300	69,277
		475,982
Specialty Retail - 6.5%
DSW Inc. - Class A (a)	3,900	62,283
Foot Locker, Inc.	5,000	59,750
Hibbett Sports Inc. (a)	2,850	51,955
Signet Jewelers Ltd. (b)	1,600	42,128
Tractor Supply Company (a)	1,100	53,262
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,150	52,007
		321,385
Textiles, Apparel & Luxury Goods - 3.0%
Phillips-Van Heusen Corporation	1,800	77,022
The Warnaco Group, Inc. (a)	1,650	72,369
		149,391
Wireless Telecommunication Services - 1.1%
SBA Communications Corporation - Class A (a)	1,950	52,709

TOTAL COMMON STOCKS
(Cost $4,328,099)		4,766,513

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
The AIM STIT - Treasury Portfolio - Institutional Shares	11,130	11,130
Dreyfus Government Cash Management Fund - Institutional Shares	54,830	54,830
Federated Government Obligations Fund - Institutional Shares	124,140	124,140

TOTAL SHORT-TERM INVESTMENTS
(Cost $190,100)		190,100

Total Investments - 100.1%
(Cost $4,518,199)		4,956,613

Liabilities in Excess of Other Assets - (0.1)%		(4,316)

TOTAL NET ASSETS - 100.0%		$4,952,297

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$4,518,199
Gross unrealized appreciation	$678,684
Gross unrealized depreciation	(240,270)
Net unrealized appreciation	$438,414

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
September 30, 2009 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 81.0%
Aerospace & Defense - 0.9%
United Technologies Corporation
6.35%, 03/01/2011	$100,000	$106,439

Air Freight & Logistics - 1.6%
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	183,675

Beverages - 3.7%
The Coca-Cola Company:
5.75%, 03/15/2011	75,000	79,887
5.35%, 11/15/2017	150,000	164,066
PepsiCo, Inc.
4.65%, 02/15/2013	175,000	188,569
		432,522
Chemicals - 2.3%
The Lubrizol Corporation
5.50%, 10/01/2014	250,000	268,730

Commercial Banks - 1.8%
Wells Fargo & Company
5.25%, 10/23/2012	200,000	213,538

Commercial Services & Supplies - 5.9%
Allied Waste North America Inc.:
5.75%, 02/15/2011	100,000	103,861
7.25%, 03/15/2015
Callable 03/15/2010	100,000	104,492
Pitney Bowes Inc.
4.625%, 10/01/2012	150,000	161,023
Waste Management, Inc.:
7.375%, 08/01/2010	200,000	209,480
6.375%, 11/15/2012	100,000	109,519
		688,375
Communications Equipment - 4.6%
Cisco Systems, Inc.:
5.25%, 02/22/2011	150,000	158,159
4.95%, 02/15/2019	100,000	105,315
Harris Corporation:
5.00%, 10/01/2015	150,000	154,888
6.375%, 06/15/2019	100,000	110,574
		528,936
Computers & Peripherals - 4.1%
Dell Inc.:
3.375%, 06/15/2012	100,000	103,686
5.625%, 04/15/2014	100,000	110,611
Hewlett-Packard Company:
4.25%, 02/24/2012	150,000	158,574
4.50%, 03/01/2013	100,000	106,860
		479,731
Consumer Finance - 1.9%
Western Union Company
5.93%, 10/01/2016	200,000	217,035

Containers & Packaging - 1.8%
Ball Corporation:
6.875%, 12/15/2012
Callable 12/15/2009	100,000	101,250
7.125%, 09/01/2016
Callable 09/01/2013	100,000	102,500
		203,750
Diversified Financial Services - 1.1%
AXA Financial, Inc.
7.75%, 08/01/2010	25,000	26,073
Textron Financial Corporation
6.00%, 11/20/2009	100,000	100,012
		126,085
Diversified Manufacturing - 1.4%
Honeywell International Inc.:
4.25%, 03/01/2013	100,000	105,945
3.875%, 02/15/2014	50,000	52,097
		158,042
Diversified Telecommunication Services - 2.2%
BellSouth Corporation
6.00%, 10/15/2011	100,000	108,044
Verizon Communications Inc.
5.50%, 02/15/2018	125,000	131,276
Verizon Global Funding Corp.
7.25%, 12/01/2010	10,000	10,646
		249,966
Electrical Equipment - 0.7%
Emerson Electric Co.
4.50%, 05/01/2013	75,000	80,265

Energy Equipment & Services - 3.7%
Baker Hughes Incorporated
6.50%, 11/15/2013	150,000	170,811
Halliburton Company
5.50%, 10/15/2010	40,000	41,734
Weatherford International Ltd.:
5.95%, 06/15/2012	100,000	107,300
6.35%, 06/15/2017	100,000	106,546
		426,391
Food & Staples Retailing - 4.6%
CVS Caremark Corporation:
5.75%, 08/15/2011	100,000	106,960
4.875%, 09/15/2014	100,000	105,935
5.75%, 06/01/2017	100,000	107,217
Walgreen Company
4.875%, 08/01/2013	200,000	215,777
		535,889
Food Products - 2.7%
The Hershey Company
4.85%, 08/15/2015	200,000	211,047
McCormick & Company, Incorporated
5.25%, 09/01/2013	100,000	107,603
		318,650
Health Care Equipment & Supplies - 2.7%
Fisher Scientific International Inc.:
6.75%, 08/15/2014
Callable 08/15/2010	100,000	103,644
6.125%, 07/01/2015
Callable 07/01/2010	100,000	103,894
Medtronic, Inc.
4.50%, 03/15/2014	100,000	107,078
		314,616
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corporation
6.00%, 04/15/2011	100,000	106,956

Household Products - 3.2%
Kimberly-Clark Corporation
5.625%, 02/15/2012	100,000	107,613
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	200,000	259,800
		367,413
Industrial Conglomerates - 1.6%
3M Co.
4.375%, 08/15/2013	175,000	187,544

Investment Bank & Brokerage - 1.6%
Credit Suisse First Boston USA
6.50%, 01/15/2012	45,000	48,786
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014	30,000	31,528
5.125%, 01/15/2015	100,000	104,624
		184,938
Machinery - 0.9%
Dover Corporation
6.50%, 02/15/2011	100,000	106,573

Media - 2.3%
Viacom Inc.
6.625%, 05/15/2011	100,000	104,793
The Walt Disney Company
6.375%, 03/01/2012	150,000	164,800
		269,593
Metals & Mining - 2.9%
Alcoa Inc.
6.00%, 01/15/2012	150,000	157,078
Peabody Energy Corporation
6.875%, 03/15/2013
Callable 03/15/2010	175,000	177,625
		334,703
Multiline Retail - 2.7%
J.C. Penney Co., Inc.
7.65%, 08/15/2016	200,000	204,500
Kohl's Corporation
6.25%, 12/15/2017	100,000	109,472
		313,972
Oil & Gas Exploration & Production Companies - 12.7%
Amerada Hess Corporation
6.65%, 08/15/2011	100,000	107,358
Apache Corporation
6.25%, 04/15/2012	100,000	110,330
Burlington Resources Finance Company (a)
6.68%, 02/15/2011	100,000	106,941
Conoco Funding Company (a)
6.35%, 10/15/2011	100,000	109,632
ConocoPhillips
4.75%, 02/01/2014	100,000	107,693
EOG Resources, Inc.
6.125%, 10/01/2013	150,000	167,528
Noble Energy, Inc.
5.25%, 04/15/2014	200,000	208,198
Occidental Petroleum Corporation
6.75%, 01/15/2012	100,000	110,730
USX Corporation
9.125%, 01/15/2013	200,000	225,029
XTO Energy, Inc.
6.25%, 04/15/2013	200,000	217,806
		1,471,245
Road & Rail - 0.9%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011	100,000	108,873

Software - 3.6%
Microsoft Corporation
2.95%, 06/01/2014	200,000	202,914
Oracle Corporation:
5.00%, 01/15/2011	100,000	104,621
5.25%, 01/15/2016	100,000	108,933
		416,468
TOTAL CORPORATE BONDS
(Cost $8,947,092)		9,400,913

MUNICIPAL BONDS - 3.3%
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	387,681

TOTAL MUNICIPAL BONDS
(Cost $369,063)		387,681

PREFERRED STOCKS - 1.0%
Investment Bank & Brokerage - 1.0%
The Goldman Sachs Group, Inc.
Callable 10/31/2010	4,750	119,510

TOTAL PREFERRED STOCKS
(Cost $118,750)		119,510

U.S. GOVERNMENT & AGENCY ISSUES - 10.7%
Federal Home Loan Bank - 1.9%
5.50%, 08/13/2014	200,000	226,913

U.S. Treasury Inflation Indexed Bond - 2.1%
1.625%, 01/15/2015	236,842	241,579

U.S. Treasury Notes - 6.7%
4.25%, 11/15/2014	200,000	218,500
4.25%, 08/15/2015	200,000	217,875
5.125%, 05/15/2016	300,000	342,281
		778,656
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $1,135,494)		1,247,148

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Federated Government Obligations Fund - Institutional Shares	244,447	244,447

TOTAL SHORT-TERM INVESTMENTS
(Cost $244,447)		244,447

Total Investments - 98.1%
(Cost $10,814,846)		11,399,699

Other Assets in Excess of Liabilities - 1.9%		215,216

TOTAL NET ASSETS - 100.00%		$11,614,915

(a) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

Cost of investments	$10,814,846
Gross unrealized appreciation	$596,189
Gross unrealized depreciation	(11,336)
Net unrealized appreciation	$584,853

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2009

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the

Funds' net assets as of September 30, 2009:

LKCM Small Cap Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 524,753,649	$ -	$ -	$ 524,753,649	$ -
Money Market Funds	18,970,580	-	-	18,970,580	-
Total Investments**	$ 543,724,229	$ -	$ -	$ 543,724,229	$ -

LKCM Equity Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 42,085,129	$ -	$ -	$ 42,085,129	$ -
Money Market Funds	3,858,567	-	-	3,858,567	-
Total Investments**	$ 45,943,696	$ -	$ -	$ 45,943,696	$ -

LKCM Balanced Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 8,831,467	$ -	$ -	$ 8,831,467	$ -
Corporate Bonds	-	3,296,849	-	3,296,849	-
U.S. Government & Agency Issues	-	108,775	-	108,775	-
Money Market Funds	418,296	-	-	418,296	-
Total Investments**	$ 9,249,763	$ 3,405,624	$ -	$ 12,655,387	$ -

LKCM Fixed-Income Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Preferred Stocks	$ 810,000	$ -	$ -	$ 810,000	$ -
Corporate Bonds	-	123,923,379	-	123,923,379	-
U.S. Government & Agency Issues	-	8,360,196	-	8,360,196	-
Money Market Funds	218,285	-	-	218,285	-
Total Investments**	$ 1,028,285	$ 132,283,575	$ -	$ 133,311,860	$ -

LKCM International Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ -	$ 41,319,269	$ -	$ 41,319,269	$ -
Preferred Stocks	-	1,303,466	-	1,303,466	-
Corporate Bonds	-	624,176	-	624,176	-
Money Market Funds	103,986	-	-	103,986	-
Forward Currency Exchange Contracts	-	-	-	-	72,305
Total Investments**	$ 103,986	$ 43,246,911	$ -	$ 43,350,897	$ 72,305

LKCM Aquinas Value Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 32,697,087	$ -	$ -	$ 32,697,087	$ -
Money Market Funds	1,058,259	-	-	1,058,259	-
Total Investments**	$ 33,755,346	$ -	$ -	$ 33,755,346	$ -

					Other
LKCM Aquinas Growth Fund					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 31,016,331	$ -	$ -	$ 31,016,331	$ -
Money Market Funds	813,461	-	-	813,461	-
Total Investments**	$ 31,829,792	$ -	$ -	$ 31,829,792	$ -

LKCM Aquinas Small Cap Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 4,766,513	$ -	$ -	$ 4,766,513	$ -
Money Market Funds	190,100	-	-	190,100	-
Total Investments**	$ 4,956,613	$ -	$ -	$ 4,956,613	$ -

LKCM Aquinas Fixed-Income Fund					Other
					Financial
					Instruments*
	Level 1	Level 2	Level 3	Total	Level 2
Preferred Stocks	$ 119,510	$ -	$ -	$ 119,510	$ -
Corporate Bonds	-	9,400,913	-	9,400,913	-
Municipal Bonds	-	387,681	-	387,681	-
U.S. Government & Agency Issues	-	1,247,148	-	1,247,148	-
Money Market Funds	244,447	-	-	244,447	-
Total Investments**	$ 363,957	$ 11,035,742	$ -	$ 11,399,699	$ -

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**	Additional information regarding the industry and/or geographical classifications of these investments is disclosed in the Schedule of Investments.

Derivatives and Hedging Activities at September 30, 2009

In March 2008, the Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Other than the International Fund, the standard does not have any impact on the Funds'
financial disclosures because those Funds have not maintained any positions in derivative instruments or engaged in hedging activities. Additional information regarding derivative instruments and hedging activities of the International Fund is disclosed in the Schedule of Investments.

The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund'sexposure to foreign currency exchange fluctuations.  Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market".

When the forward contract is closed, or the delivery of the currency is made or taken, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of)
the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of changes in currency exchange rates. As of September 30, 2009, the
International Fund hadoutstanding forward foreign currency contracts as shown on the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date  11/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date 11/25/09

By (Signature and Title) /s/ Richard Lenart
Richard Lenart, Treasurer

Date 11/25/09